Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
AAM Brentview Dividend Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Brentview Dividend Growth ETF
Class Name	AAM Brentview Dividend Growth ETF
Trading Symbol	BDIV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/BDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Brentview Dividend Growth ETF	$24	0.49%
[1]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
U.S. equity markets were volatile during the current fiscal period due to escalating trade tensions and higher than expected tariffs coming out of the Trump Administration. Waiting to assess the economic impact, the Federal Reserve decided to maintain a more cautious stance towards interest rate policy during the report period. The Fund’s tilt towards dividend growers with lower betas and elevated dividend yields resulted in lower exposure towards more volatile, mega-cap large cap technology equities. This resulted in the Fund outperforming the Benchmark index, the S&P 500® Index, over the course of the reporting period.

Assessing attribution on a sector basis, the largest contributors to relative performance were our underweight in Information Technology, and our overweight to  Financials and Consumer Staples. Better relative sector returns in all three of these sectors contributed to our sector outperformance as well. The largest detractors to relative performance included our overweight in Materials and Health Care, as well as our underweight in Communication Services.

Assessing attribution on a security basis, the largest contributors to performance include Philip Morris International, Inc., McKesson Corporation, and CME Group, Inc. Meanwhile, the largest detractors to performance include UnitedHealth Group, Inc., Oracle Corporation, and Mondelez International, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Brentview Dividend Growth ETF NAV	4.22
S&P 500 TR	3.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/BDIV for more recent performance information.
Net Assets	$ 3,873,089
Holdings Count | $ / shares	38
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$3,873,089
Number of Holdings	38
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	7.3%
Apple, Inc.	5.1%
Trane Technologies PLC	4.4%
Philip Morris International, Inc.	4.0%
Costco Wholesale Corporation	3.6%
JPMorgan Chase & Company	3.5%
Chevron Corporation	3.1%
Linde PLC	3.0%
Visa, Inc.	3.0%
UnitedHealth Group, Inc.	3.0%

Top Sectors	(% of Net Assets)
Information Technology	21.0%
Financials	17.6%
Industrials	12.0%
Health Care	11.9%
Consumer Staples	9.3%
Utilities	6.3%
Materials	5.4%
Consumer Discretionary	5.3%
Real Estate	3.3%
Cash & Other	7.9%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/BDIV
AAM Low Duration Preferred and Income Securities ETF
Shareholder Report [Line Items]
Fund Name	AAM Low Duration Preferred and Income Securities ETF
Class Name	AAM Low Duration Preferred and Income Securities ETF
Trading Symbol	PFLD
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/PFLD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Low Duration Preferred and Income Securities ETF	$22	0.45%
[2]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Sticky inflation and less than expected deterioration of economic conditions in the  U.S. resulted in a widespread belief that the Federal Reserve would keep interest rates higher for longer, which assisted PFLD in outperforming its higher-duration, broad benchmark. However, tariff concerns, geopolitical risks, lingering inflation and decreased earnings expectations shifted sentiment to favor “risk-off” assets, and a widespread selloff ensued. Although preferred securities share many characteristics with bonds, they also exhibit qualities of equity shares, which hampered their ability to be shielded from the selloff. Nonetheless, by focusing on low duration preferred securities, PFLD was able to mitigate a level of downside losses that the broad preferred asset class suffered, as the market priced in the likelihood of delayed rate cuts. Therefore, PFLD outperformed the benchmark index, the ICE Exchange-Listed Preferred & Hybrid Securities Index throughout the current fiscal period.

Top performing industries attributable to PFLD’s return during the current fiscal period were Quasi-Government, Transportation, and Telecommunications. The worst performing industries included Banking, Insurance, and Real Estate.

Individual securities attributable to PFLD’s return over the same fiscal period were  AGNC Investment Corporation - Series C,  Morgan Stanley - Series E, and Flagstar Financial, Inc. - Series A.  Securities dragging down PFLD’s return were  QVC Group Inc. 03/15/2031, B Riley Financial, Inc. 08/31/2028,  and B Riley Financial, Inc. 12/31/2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	2.34	2.85	1.69
Bloomberg U.S. Aggregate Bond Index	8.02	-0.67	0.30
ICE 0-5Yr Duration Ex-Listed Preferred & Hybrid Securities	2.80	3.23	2.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/PFLD for more recent performance information.
Net Assets	$ 501,383,641
Holdings Count | $ / shares	160
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$501,383,641
Number of Holdings	160
Portfolio Turnover	45%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Bank of America Corporation	4.7%
Morgan Stanley	4.7%
Athene Holding Ltd.	4.7%
JPMorgan Chase & Company	4.7%
Goldman Sachs Group, Inc.	4.4%
AGNC Investment Corporation	3.6%
Annaly Capital Management, Inc.	3.4%
Duke Energy Corporation	3.2%
CHS, Inc.	3.1%
US Bancorp	2.9%

Top Sectors	(% of Net Assets)
Financials	82.8%
Utilities	6.7%
Industrials	3.5%
Consumer Staples	3.1%
Consumer Discretionary	1.6%
Energy	1.3%
Real Estate	0.6%
Information Technology	0.3%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/PFLD
AAM S&P 500 High Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	AAM S&P 500 High Dividend Value ETF
Class Name	AAM S&P 500 High Dividend Value ETF
Trading Symbol	SPDV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SPDV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM S&P 500 High Dividend Value ETF	$14	0.29%
[3]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
SPDV moderately underperformed its benchmark index, the S&P 500 Index, throughout the current fiscal period as growth style equities continued to drive returns in the aftermath of the U.S. presidential election. Furthermore, newly introduced trade policies enacted towards the end of the fiscal period resulted in a steeper drawdown for equities whose price returns were more exposed to the U.S. economic cycle. The Fund held such companies in its portfolio in which its energy infrastructure and technology hardware exposures had a negative selection effect on performance, upon the initial tariff rollout. SPDV’s equal-weighting scheme resulted in an underweight towards large-cap, technology companies who rebounded more so than value-style equities as frequent trade policy updates occurred after the initial tariff policy announcements.

Top performing sectors attributable to SPDV’s return during the current fiscal period were Utilities, Consumer Discretionary, and Consumer Staples.  The worst performing sectors were Materials, Real Estate, and Financials.

Individual stocks attributable to SPDV’s return over the same fiscal period were Tapestry, Inc., Vistra Corporation, and AT&T, Inc. Stocks dragging down SPDV’s return were Stanley Black & Decker, Inc., Alexandria Real Estate Equities, Inc., and LyondellBassell Industries NV - Class A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	6.76	12.74	6.59
S&P 500 TR	12.10	15.61	12.53
S&P 500 Dividend and Free Cash Flow Yield Index TR	7.15	13.16	6.95

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SPDV for more recent performance information.
Net Assets	$ 63,922,762
Holdings Count | $ / shares	54
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$63,922,762
Number of Holdings	54
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
AT&T, Inc.	2.5%
Gilead Sciences, Inc.	2.4%
Altria Group, Inc.	2.4%
WEC Energy Group, Inc.	2.3%
Verizon Communications, Inc.	2.3%
Southern Company	2.3%
Hasbro, Inc.	2.3%
International Business Machines Corporation	2.2%
Johnson & Johnson	2.2%
Molson Coors Beverage Company	2.2%

Top Sectors	(% of Net Assets)
Consumer Staples	10.7%
Communication Services	10.3%
Consumer Discretionary	10.1%
Health Care	10.0%
Utilities	9.9%
Industrials	8.9%
Financials	8.7%
Real Estate	8.7%
Information Technology	8.6%
Cash & Other	14.1%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SPDV
AAM Sawgrass U.S. Large Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Large Cap Quality Growth ETF
Trading Symbol	SAWG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$24	0.49%
[4]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Equity markets declined sharply during 2025, erasing all of last year’s fourth quarter gains. Large cap stocks increased higher for the month of November following President Trump’s election victory then started 2025 with trepidation about a waning artificial intelligence (AI) trade and proposed trade policies. Starting in February, continued uncertainty around tariffs and Fed policy turned investor sentiment more cautious and the market began a deep sell off in April as President Trump announced broad reaching tariffs on the second day of the month. Announcements of a United Kingdom (UK) trade deal and progressing trade talks with China helped markets rebound to a much more modest level for the reporting period.

The portfolio’s risk conscious nature struggled to keep up with the speculative post-election rally. The defensive posture that helped the Fund outperform in the first quarter of 2025 hurt the Fund’s performance during the growth-oriented, late April bounce. This led to the Fund’s relative underperformance to the Russell 1000 Growth index over the course of the reporting period.

Underperformance in the Health Care, Communications, and Consumer Staples sectors were the biggest detractors of returns. At the security level, the largest contributors to performance were AutoZone, Inc., Broadcom, Inc., and Cboe Global Markets, Inc. The largest detractors of performance were Lululemon Athletica, Inc., IQVIA Holdings, Inc., and Adobe, Inc..

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	-0.18
S&P 500 TR	3.48
Russell 1000 Growth Total Return	5.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SAWG for more recent performance information.
Net Assets	$ 1,868,674
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,868,674
Number of Holdings	46
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Microsoft Corporation	8.4%
Alphabet, Inc.	6.8%
Apple, Inc.	5.8%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	4.3%
NVIDIA Corporation	4.1%
McDonald’s Corporation	2.7%
Johnson & Johnson	2.6%
Mastercard, Inc.	2.6%
Adobe, Inc.	2.5%

Top Sectors	(% of Net Assets)
Information Technology	37.5%
Health Care	16.5%
Consumer Discretionary	13.6%
Communication Services	12.0%
Financials	8.4%
Industrials	7.5%
Consumer Staples	4.0%
Cash & Other	0.5%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWG
AAM Sawgrass U.S. Small Cap Quality Growth ETF
Shareholder Report [Line Items]
Fund Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Class Name	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Trading Symbol	SAWS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/SAWS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$27	0.55%
[5]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Equity markets gave ground in a volatile fashion during the fiscal period. Small cap stocks surged in November following President Trump’s election victory but gave back the majority of those gains in December as the Fed indicated it would slow down the pace of future rate cuts. 2025 began with trepidation about a waning artificial intelligence (AI) trade and proposed trade policies. Starting in February, continued uncertainty around tariffs and Fed policy turned investor sentiment more cautious and the market began a deep sell off in April as President Trump announced broad reaching tariffs on the second day of the month. Announcements of a United Kingdom (UK) trade deal and progressing trade talks with China helped the small cap market rebound, and SAWS’s focus on small caps with stable earnings, low volatility and attractive valuations allowed the strategy to exhibit considerable outperformance to its benchmark during the fiscal period.

Regarding sector performance, Financials were a clear standout with Investment Services and Insurance being the strongest performers. Health Care, Technology and Energy were also strong performers. Health Care was propelled by holdings in the Biotech industry, which were all profitable. Technology matched Health Care’s contribution with Cyber Security stocks generating outstanding returns. Finally, pressurization services led our Energy holdings. The Materials sector was the largest laggard.

The largest contributors to return were ADMA Biologics, Inc., StoneX Group, Inc., and Archrock, Inc. Varonis Systems, Inc., Astrana Health, Inc., and RadNet, Inc.  were the largest detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/30/2025)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	-1.11
S&P 500 TR	3.48
Russell 2000 Growth Total Return	-9.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/SAWS for more recent performance information.
Net Assets	$ 936,712
Holdings Count | $ / shares	71
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$936,712
Number of Holdings	71
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
ADMA Biologics, Inc.	4.5%
StoneX Group, Inc.	4.2%
Invesco Government & Agency Portfolio	3.6%
Archrock, Inc.	3.1%
Commvault Systems, Inc.	2.9%
CorVel Corporation	2.8%
Integer Holdings Corporation	2.5%
Artivion, Inc.	2.5%
Huron Consulting Group, Inc.	2.4%
Mueller Water Products, Inc.	2.4%

Top Sectors	(% of Net Assets)
Health Care	26.5%
Industrials	22.0%
Information Technology	18.6%
Financials	15.8%
Consumer Discretionary	8.7%
Energy	3.9%
Materials	0.5%
Consumer Staples	0.4%
Cash & Other	3.6%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/SAWS
AAM SLC Low Duration Income ETF
Shareholder Report [Line Items]
Fund Name	AAM SLC Low Duration Income ETF
Class Name	AAM SLC Low Duration Income ETF
Trading Symbol	LODI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of December 3, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/LODI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM SLC Low Duration Income ETF	$6	0.15%
[6]
Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
Much of the reporting period was relatively quiet and continued trends set in late 2024. However, announcements of increased tariffs during the latter end of the reporting period resulted in heightened volatility and threw into question the future path of inflation and economic growth. Wider credit spreads across securitized sectors ensued.

Through the first quarter, the Fund opportunistically took gains on outperforming issues and moved the proceeds to higher quality issues within the ABS and CMBS sectors. As market stress increased, lower rated securitized tranches within ABS, CMBS, RMBS, and CLO subsectors significantly widened, largely because of cross asset correlations to liquid credit markets and the stock market rather than on any fundamental deterioration. Additionally, ABS and CMBS new issues priced materially wider in the days prior to tariff announcements.

Since the Fund’s inception of 12/3/2025 through 4/30/2025, LODI returned 1.79% versus the Bloomberg U.S. 1-3 Year Gov/Credit Index return of 2.59%, underperforming the benchmark by 80 basis points (bps). Underperformance for the period was primarily driven by an overweight allocation to asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Additionally, while issue selection within Financials was detractive, an overweight allocation to Financials was additive. Bottom performing issues for the period include Global Atlantic Financial Company 10/15/2051, and BBCMS Trust 12/15/2057. Top performing issues for the quarter include  Hudson Yards Mortgage Trust Class E, 01/13/2040, and Benchmark Mortgage Trust 03/15/2057.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2025)
AAM SLC Low Duration Income ETF NAV	1.79
Bloomberg U.S. Aggregate Bond Index	1.64
Bloomberg 1-3 Year US Government/Credit	2.59

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information.
Net Assets	$ 56,047,898
Holdings Count | $ / shares	101
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$56,047,898
Number of Holdings	101
Portfolio Turnover	50%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	6.9%
Westlake Automobile Receivables Trust	6.1%
Pagaya AI Debt Selection Trust	5.4%
BBCMS Trust	3.6%
American Credit Acceptance Receivables Trust	3.6%
Benchmark Mortgage Trust	2.5%
Exeter Automobile Receivables Trust	2.5%
Global Atlantic Financial Company	2.2%
Corebridge Financial, Inc.	2.2%
Golub Capital Partners CLO Ltd.	2.1%

Top Sectors	(% of Net Assets)
Asset Backed Securities	22.0%
Financial	19.4%
Mortgage Securities	8.3%
Government	6.9%
Consumer, Cyclical	4.5%
Energy	3.1%
Utilities	2.7%
Communications	0.9%
Basic Materials	0.8%
Cash & Other	31.4%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/LODI
AAM Transformers ETF
Shareholder Report [Line Items]
Fund Name	AAM Transformers ETF
Class Name	AAM Transformers ETF
Trading Symbol	TRFM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM . You can also request this information by contacting us at (800)-617-0004.
Additional Information Phone Number	(800)-617-0004
Additional Information Website	https://www.aamlive.com/ETF/Detail/TRFM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
AAM Transformers ETF	$24	0.49%
[7]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
TRFM demonstrated respectable performance relative to its benchmark throughout the current fiscal period supported by its international exposure, as domestic risks in the U.S. accelerated. Legislative risk following the inauguration of President Donald Trump resulted in a widespread shift away from U.S. assets as the second quarter of 2025 begun. A weaker U.S.-dollar also positively impacted the Fund’s international holdings, as investors sought to abandon uncertainty surrounding tariffs, inflation and economic stability in the United States. Furthermore, global central bank loosening of monetary policy followed by fiscal stimulus in China & Europe, resulted in positive sentiment towards those segments of TRFM’s holdings. By including disruptive, evolving & growing companies outside of a lagging U.S. equity market and, more specifically, the Information Technology sector, TRFM was able to boast a modest level of outperformance relative to its benchmark index, the S&P 500® Index, for the same current fiscal period.

Top performing sectors attributable to TRFM’s return over the current fiscal period were Industrials, Consumer Discretionary, and Communication Services. The worst performing sectors were Information Technology, Utilities and Financials.

Individual securities attributable to TRFM’s return over the current fiscal period were Applovin Corporation – Class A, Rocket Lab USA, Inc., and  Rheinmetall AG - ADR. The largest detractors to TRFM’s performance were Advanced Micro Devices, Inc., Fluence Energy, Inc, and First Solar, Inc.
The top countries by contribution were the Germany, followed by China and the United States. The country with the lowest contribution was Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	11.56	15.06
S&P 500 TR	12.10	15.78
Pence Transformers Index Total Return	12.26	15.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information. Visit https://www.aamlive.com/ETF/Detail/TRFM for more recent performance information.
Net Assets	$ 50,673,337
Holdings Count | $ / shares	206
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,673,337
Number of Holdings	206
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Palantir Technologies, Inc.	1.1%
Crowdstrike Holdings, Inc.	1.0%
GE Vernova, Inc.	1.0%
Cadence Design Systems, Inc.	1.0%
Amphenol Corporation	1.0%
ROBLOX Corporation	0.9%
Axon Enterprise, Inc.	0.9%
Boeing Company	0.9%
Take-Two Interactive Software, Inc.	0.9%
Vistra Corporation	0.9%

Top Sectors	(% of Net Assets)
Information Technology	56.1%
Industrials	19.5%
Consumer Discretionary	9.2%
Financials	6.5%
Communication Services	5.8%
Utilities	2.7%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.aamlive.com/ETF/Detail/TRFM

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